401(k) Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Sale Of Subsidiary [Abstract]
Defined contribution plan, employer discretionary contribution amount	$ 181	$ 121